Summary of Significant Accounting Policies - Schedule of Concentrations and Risks (Details)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Total revenue percentage		10.40%	4.50%	9.70%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total revenue percentage		11.00%	24.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total revenue percentage		4.00%	0.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total revenue percentage		4.00%	8.00%	11.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchases Benchmark Member
Concentration Risk [Line Items]
Total revenue percentage		5.00%	7.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total revenue percentage		14.00%	20.00%	22.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchases Benchmark Member
Concentration Risk [Line Items]
Total revenue percentage		7.00%	13.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total revenue percentage	[1]	29.00%	29.00%	24.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchases Benchmark Member
Concentration Risk [Line Items]
Total revenue percentage	[1]	41.00%	32.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total revenue percentage	[1]	8.00%	2.00%	10.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchases Benchmark Member
Concentration Risk [Line Items]
Total revenue percentage	[1]	10.00%	9.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Total revenue percentage		6.00%	11.00%	5.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchases Benchmark Member
Concentration Risk [Line Items]
Total revenue percentage		1.00%	17.00%

[1]	Those suppliers are related to the Company